Derivatives - Hedges of net investments in foreign operations (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	$ 2,811,000,000	$ 2,223,000,000
Carrying amount, liabilities	$ 1,173,000,000	$ 4,069,000,000
Nominal amount	206,760,000,000	192,457,000,000
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	$ 243,000,000	$ 0
Carrying amount, liabilities	$ (8,000,000)	$ 733,000,000
Nominal amount	25,905,000,000	10,500,000,000
Amounts recognised in OCI	$ (14,000,000)	$ (56,000,000)
Hedge ineffectiveness recognised in income statement	0	0
Hedges of net investment in foreign operations | Pound sterling-denominated structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	229,000,000	0
Carrying amount, liabilities	$ 0	$ 733,000,000
Nominal amount	15,717,000,000	10,500,000,000
Amounts recognised in OCI	$ (126,000,000)	$ (167,000,000)
Hedge ineffectiveness recognised in income statement	0	0
Hedges of net investment in foreign operations | Swiss franc-denominated structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	0	0
Carrying amount, liabilities	$ (8,000,000)	$ 0
Nominal amount	809,000,000	0
Amounts recognised in OCI	$ 101,000,000	$ 111,000,000
Hedge ineffectiveness recognised in income statement	0	0
Hedges of net investment in foreign operations | Hong Kong dollar-denominated structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	7,000,000	0
Carrying amount, liabilities	$ 0	$ 0
Nominal amount	4,992,000,000	0
Amounts recognised in OCI	$ 5,000,000	$ 0
Hedge ineffectiveness recognised in income statement	0	0
Hedges of net investment in foreign operations | Other structural foreign exchange1
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	7,000,000	0
Carrying amount, liabilities	$ 0	$ 0
Nominal amount	4,387,000,000	0
Amounts recognised in OCI	$ 6,000,000	$ 0
Hedge ineffectiveness recognised in income statement	$ 0	$ 0